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Alliance
Money
Reserves

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                            AllianceCapital [LOGO](R)

Semi-Annual Report
December 31, 2000

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
December 31, 2000 (unaudited)                            Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)    Security (a)                  Yield                 Value
-------------------------------------------------------------------------
            COMMERCIAL PAPER-48.2%
            Abbey National NA
$   15,000  3/15/01.................      6.44%           $   14,804,238
            American General Corp.
     5,000  3/01/01.................      6.49                 4,946,818
            American General Finance
    20,000  2/22/01.................      6.41                19,814,822
            Asset Backed Capital
            Finance, Ltd.
    10,000  9/17/01 FRN (b).........      6.70                10,000,000
    11,000  4/18/01 FRN (b).........      6.75                10,999,630
    11,000  2/07/01 MTN (b).........      6.80                11,000,000
            Australia New Zealand
            (Delaware)
    16,000  3/19/01.................      6.32                15,783,716
    10,000  3/01/01.................      6.49                 9,893,636
            AWB Finance, Ltd.
    20,000  2/28/01 (b).............      6.50                19,790,556
            BAA Plc
    10,000  2/06/01 (b).............      6.53                 9,934,700
            Bank of Nova Scotia
     9,000  3/15/01.................      6.33                 8,884,478
            Bank of Scotland
            Treasury
    10,000  3/01/01.................      6.50                 9,893,472
    10,000  2/26/01.................      6.52                 9,898,578
            Bank One Financial
            Corp.
    10,000  3/27/01 (b).............      6.27                 9,851,958
    10,000  2/22/01 (b).............      6.53                 9,905,678
            Banque Caisse
            d'Epargne L'etat
     5,000  3/08/01.................      6.40                 4,941,333
    10,000  2/13/01.................      6.52                 9,922,122
     5,000  2/26/01.................      6.52                 4,949,289
    13,000  2/06/01.................      6.53                12,915,110
    21,220  1/25/01.................      6.55                21,127,340
            BASF AG
    27,000  2/28/01.................      6.38                26,722,470
            Bayer Corp.
     7,000  2/27/01.................      6.51                 6,927,848
            BP Amoco Capital Plc
    26,000  1/02/01.................      6.55                25,995,270
            Centric Capital Corp.
    10,000  2/02/01 (b).............      6.58                 9,941,511
            CIT Group Holdings,
            Inc.
    25,000  2/26/01.................      6.55                24,745,278
            CS First Boston, Inc.
    10,000  5/21/01 (b).............      6.42                 9,750,333
            Den Danske Bank
    17,000  2/20/01.................      6.39                16,849,125
            ExxonMobil Australia,
            Ltd.
    60,000  2/09/01 (b).............      6.45                59,580,750
            Fortis Funding
     7,000  4/12/01 (b).............      6.41                 6,874,115
    10,000  2/27/01 (b).............      6.47                 9,897,558
    12,000  1/25/01 (b).............      6.55                11,947,600
            Galaxy Funding, Inc.
    14,000  1/29/01 (b).............      6.60                13,928,133
            GE Financial Assurance
            Holdings
    50,000  3/08/01 (b).............      6.36                49,417,000
            Halifax Plc
    10,000  6/15/01.................      5.90                 9,729,583
    17,400  3/13/01.................      6.32                17,183,119
    20,000  3/15/01.................      6.44                19,739,025
            J.P. Morgan & Co.
    10,000  3/13/01 (b).............      6.35                 9,874,764
    19,000  2/15/01 (b).............      6.44                18,847,050
            Jupiter Securitization
            Corp.
    15,000  2/26/01 (b).............      6.48                14,848,800
            Morgan Stanley Dean
            Witter
    17,000  3/15/01.................      6.35                16,781,101
    12,000  2/27/01.................      6.50                11,876,500
            Province of Quebec
    25,000  3/15/01.................      6.35                24,678,090
            Rabo Bank
    47,000  1/02/01.................      6.50                46,991,514
            Salomon Smith Barney,
            Inc.
    24,500  2/20/01.................      6.43                24,281,201
            SBC Communications,
            Inc.
    10,000  2/13/01.................      6.47                 9,922,720
            Sheffield Receivables
            Corp.
    10,000  2/01/01 (b).............      6.55                 9,943,597
            Svenska Handelsbanken
     8,000  2/28/01.................      6.47                 7,916,609
            Sweetwater Capital
            Corp.
    10,000  1/29/01 (b).............      6.53                 9,949,211
            Texaco, Inc.
    20,000  3/06/01 (b).............      6.33                19,774,933

STATEMENT OF NET ASSETS (continued)                      Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)    Security (a)                  Yield                 Value
-------------------------------------------------------------------------
            Toyota Motor Credit
            Corp.
$   25,000  2/14/01 (b).............      6.35%           $   24,805,972
    14,500  2/15/01 (b).............      6.37                14,384,544
    15,000  2/23/01 (b).............      6.38                14,859,108
            UBS Finance, Inc.
    48,000  1/02/01.................      6.50                47,991,333
            Verizon Network
            Funding
    10,000  3/07/01.................      6.35                 9,885,347
    10,000  3/08/01.................      6.35                 9,883,584
     8,000  1/31/01.................      6.55                 7,956,333
            Vodafone AirTouch Plc
    15,000  1/24/01.................      6.55                14,937,229
     9,000  1/24/01.................      6.60                 8,962,050
            Wells Fargo Corp.
    25,000  2/15/01.................      6.52                24,796,250
                                                          --------------
            Total Commercial Paper
            (amortized cost
            $952,634,032)...........                         952,634,032
                                                          --------------
            CERTIFICATES OF
            DEPOSIT-26.3%
            Bank of Austria
    25,000  6.62%, 3/01/01..........      6.62                25,000,000
            Bank of Nova Scotia
    20,000  6.44%, 2/26/01..........      5.80                20,000,000
            Bayerische Landesbank
    36,000  6.34%, 3/26/01..........      6.34                36,000,000
    15,000  6.58%, 10/25/01 FRN.....      6.62                14,995,720
            Canadian Imperial Bank
            of Commerce
    10,000  6.53%, 2/20/01..........      6.51                10,000,275
            Credit Agricole Indosuez
    16,000  6.34%, 6/12/01..........      6.34                16,000,000
    16,000  6.47%, 3/12/01..........      6.47                16,000,000
            Den Danske Bank
    10,000  6.34%, 6/12/01..........      6.34                10,000,000
            Deutsche Bank FRN
    19,000  6.60%, 2/16/01..........      6.69                18,998,252
    22,000  6.61%, 3/13/01..........      6.65                21,998,316
            Dexia CLF Finance Co.
    10,000  6.62%, 2/15/01 (b)......      6.62                10,000,000
            First Tennessee Bank
    20,000  6.59%, 1/16/01..........      6.59                20,000,000
            Hypo-Vereinsbank
    10,000  6.64%, 2/09/01..........      6.64                10,000,000
            KBC (Kreditbank-Cera)
            Bank
    25,000  6.48%, 3/12/01..........      6.47                25,000,239
            Landesbank Baden-
            Wurttemberg
    45,000  7.37%, 5/30/01..........      7.37                45,000,000
            Landesbank-Hessen-
            Thueringen
    27,000  7.14%, 5/08/01..........      7.18                26,999,334
            Lloyds Bank Plc
    15,000  6.27%, 3/28/01..........      6.27                15,000,000
     8,000  6.40%, 4/02/01..........      6.39                 8,000,199
    10,000  6.54%, 1/26/01..........      6.54                10,000,000
    12,000  7.29%, 5/16/01..........      7.30                11,999,581
            Merita-Nordbanken Plc
     8,000  6.52%, 2/20/01..........      6.52                 8,000,000
    20,000  6.54%, 2/20/01..........      6.53                20,000,137
            National Westminster
            Bank
    10,000  7.21%, 3/08/01..........      7.20                10,000,173
            Nordeutsche Landesbank
    16,000  6.57%, 1/22/01..........      6.56                16,000,093
            Rabo Bank
    10,000  6.68%, 2/12/01..........      6.71                 9,999,618
    15,000  7.29%, 5/16/01..........      7.30                14,999,476
            Royal Bank of Canada
    15,000  6.26%, 9/12/01..........      6.26                15,000,000
    17,000  6.34%, 6/12/01..........      6.34                17,000,000
            Southtrust Bank NA
    14,000  6.53%, 2/20/01..........      6.53                14,000,000
    15,000  6.60%, 3/01/01..........      6.60                15,000,000
            Svenska Handelsbanken
     8,000  6.75%, 2/14/01..........      6.75                 7,999,962
                                                          --------------
            Total Certificates of Deposit
            (amortized cost
            $518,991,375)...........                         518,991,375
                                                          --------------
            U.S. GOVERNMENT AGENCY
            OBLIGATIONS-10.4%
            Federal Home Loan Bank
    39,000  6.40%, 2/09/01 MTN......      6.42                38,999,048
    12,400  6.60%, 2/02/01 FRN......      6.60                12,400,000
            Federal National Mortgage
            Assn. MTN
    25,000  6.38%, 12/21/01.........      6.38                25,000,000
    20,000  6.63%, 3/01/01..........      6.65                19,999,806
    40,000  7.25%, 5/25/01..........      7.28                40,000,000
            Student Loan Marketing
            Assoc.
    70,000  6.30%, 12/12/01.........      6.31                69,993,602
                                                          --------------
            Total U.S. Government
            Agency Obligations
            (amortized cost
            $206,392,456)...........                         206,392,456
                                                          --------------

                                                         Alliance Money Reserves
================================================================================

 Principal
  Amount
   (000)    Security (a)                  Yield                 Value
-------------------------------------------------------------------------
            CORPORATE OBLIGATIONS-9.7%
            Allstate Life Insurance
            Funding Agreement FRN
$   20,000  6.87%, 3/01/01 (c)......      6.87%           $   20,000,000
            Beta Finance Corp. MTN
    24,000  7.30%, 5/15/01 (b)......      7.30                24,000,000
            Dorada Finance, Inc.
            MTN
    40,000  7.44%, 6/08/01 (b)......      7.44                40,000,000
            Merrill Lynch & Co., Inc.
            MTN
    40,000  6.70%, 4/12/01..........      6.71                39,998,887
            Metlife Funding
            Agreement FRN
    23,000  6.82%, 4/02/01 (c)......      6.82                23,000,000
            Sigma Finance, Inc. MTN
    15,000  6.61%, 11/01/01 (b).....      6.61                15,000,000
    10,000  6.65%, 9/25/01 (b)......      6.65                10,000,000
    10,000  6.78%, 8/06/01 (b)......      6.78                10,000,000
            Travelers Insurance Co.
            FRN
    10,000  6.74%, 8/10/01..........      6.74                10,000,000
                                                          --------------
            Total Corporate
            Obligations
            (amortized cost
            $191,998,887)...........                         191,998,887
                                                          --------------
            BANK OBLIGATIONS-2.4%
            American Express
            Centurion Bank MTN
    17,000  6.66%, 3/07/01..........      6.66                17,000,000
    10,000  6.67%, 4/26/01..........      6.67                10,000,000
            Lasalle National Bank NA
    10,000  6.60%, 2/07/01..........      6.60                10,000,000
    10,000  6.65%, 3/30/01..........      6.65                10,000,000
                                                          --------------
            Total Bank Obligations
            (amortized cost
            $47,000,000)............                          47,000,000
                                                          --------------
            TIME DEPOSIT-2.4%
            State Street Euro Dollar
    47,000  6.50%, 1/02/01
            (amortized cost
            $47,000,000)............      6.50                47,000,000
                                                          --------------
            TOTAL
            INVESTSMENTS-99.4%
            (amortized cost
            $1,964,016,750).........                       1,964,016,750
            Other assets less
            liabilities-0.6%........                          12,499,401
                                                          --------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,977,701,647 shares
            outstanding)............                      $1,976,516,151
                                                          ==============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Securities issued in reliance on section 4(2) or Rule 144A of the Securities and Exchange Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2000, these securities amounted to $499,107,501 representing 25.3% of net assets.

(c) Illiquid securities and subject to restrictions as to resale. These securities amounted to $43,000,000, representing 2.2% of net assets (see Note A).

      Glossary of Terms:

      FRN - Floating Rate Note
      MTN - Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2000 (unaudited)           Alliance Money Reserves
================================================================================

INVESTMENT INCOME
   Interest ..................................................                  $63,546,398
EXPENSES
   Advisory fee (Note B) .....................................   $ 4,687,100
   Distribution assistance and administrative service (Note C)     3,717,346
   Transfer agency (Note B) ..................................       513,216
   Registration fees .........................................       367,095
   Custodian fees ............................................       142,878
   Printing ..................................................        62,613
   Audit and legal fees ......................................        26,102
   Trustees' fees ............................................         6,000
   Miscellaneous .............................................         2,602
                                                                 -----------
   Total expenses ............................................     9,524,952
   Less: expense reimbursement ...............................       (35,056)
                                                                 -----------
   Net expenses ..............................................                    9,489,896
                                                                                -----------
   Net investment income .....................................                   54,056,502
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions ..............                          364
                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................                  $54,056,866
                                                                                ===========

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                 Six Months Ended      Year Ended
                                                 December 31, 2000      June 30,
                                                    (unaudited)           2000
                                                 =================   ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ......................   $    54,056,502    $    88,172,675
   Net realized gain on investment transactions               364              1,175
                                                  ---------------    ---------------
   Net increase in net assets from operations .        54,056,866         88,173,850
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ......................       (54,056,502)       (88,172,675)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) ......................       164,030,569        405,095,142
                                                  ---------------    ---------------
   Total increase .............................       164,030,933        405,096,317
NET ASSETS
   Beginning of period ........................     1,812,485,218      1,407,388,901
                                                  ---------------    ---------------
   End of period ..............................   $ 1,976,516,151    $ 1,812,485,218
                                                  ===============    ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2000 (unaudited)                            Alliance Money Reserves
================================================================================

NOTE A: Significant Accounting Policies

Alliance Capital Reserves (the "Trust") is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios: Alliance Capital Reserves and Alliance Money Reserves (the "Portfolio"), each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2000, the reimbursement amounted to $35,056.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $186,413 for the six months ended December 31, 2000.

For the six months ended December 31, 2000, the Fund's expenses were reduced by $7,049 under an expense offset arrangement with Alliance Fund Services, Inc.

--------------------------------------------------------------------------------

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2000, the distribution fee amounted to $2,372,474. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in

NOTES TO FINANCIAL STATEMENTS (continued)                Alliance Money Reserves
================================================================================

connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2000, such payments by the Portfolio amounted to $1,344,872, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2000, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2000, the Portfolio had a capital loss carryforward of $616,141, of which $71,637 expires in 2001, $64,655 expires in 2002 and $479,849 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The Portfolio utilized $1,175 of capital loss carryforward in the current year.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At December 31, 2000, capital paid-in aggregated $1,977,131,928. Transactions, all at $1.00 per share, were as follows:

                                             Six Months Ended     Year Ended
                                             December 31, 2000     June 30,
                                                (unaudited)          2000
                                             =================  ==============
Shares sold ...............................    1,815,799,966     3,949,919,434
Shares issued on reinvestments of dividends       54,056,502        88,172,675
Shares redeemed ...........................   (1,705,825,899)   (3,632,996,967)
                                              --------------    --------------
Net increase ..............................      164,030,569       405,095,142
                                              ==============    ==============

FINANCIAL HIGHLIGHTS                                     Alliance Money Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                            Six Months
                                              Ended
                                           December 31,                   Year Ended June 30,
                                               2000         ==================================================
                                           (unaudited)       2000       1999       1998       1997       1996
                                           ============     ======     ======     ======     ======     ======
Net asset value, beginning of period ...      $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                              ------        ------     ------     ------     ------     ------
Income from Investment Operations
Net investment income (a) ..............        .029          .049       .043       .047       .045       .047
                                              ------        ------     ------     ------     ------     ------
Less: Dividends
Dividends from net investment income ...       (.029)        (.049)     (.043)     (.047)     (.045)     (.047)
                                              ------        ------     ------     ------     ------     ------
Net asset value, end of period .........      $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                              ======        ======     ======     ======     ======     ======
Total Return
Total investment return based
   on net asset value (b) ..............        2.91%         4.98%      4.39%      4.83%      4.64%      4.81%
Ratios/Supplemental Data
Net assets, end of period (in millions)       $1,977        $1,812     $1,407     $1,166     $1,011     $  755
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements ....................        1.00%(c)      1.00%      1.00%      1.00%      1.00%      1.00%
   Expenses, before waivers and
     reimbursements ....................        1.00%(c)      1.01%      1.02%      1.02%      1.06%      1.00%
   Net investment income (a) ...........        5.70%(c)      4.90%      4.28%      4.72%      4.55%      4.80%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                                         Alliance Money Reserves
================================================================================

Alliance Money Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman
John D. Carifa
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

Dave H. Willliams, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Andrew M. Aran, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and
   Chief Financial Officer
Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

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(1)   Members of the Audit Committee.


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Alliance Money Reserves
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Money Reserves, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

- - - - - - -
* * 1 2 3 6 #
- - - - - - -

For non-touch-tone telephones, call toll-free (800) 221-9513

AllianceCapital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMRSR1200